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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-9078

                           The Penn Street Fund, Inc.

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       83 General Warren Blvd., Suite 200
                                Malvern, PA 19355
--------------------------------------------------------------------------------
(Address of principal executive offices)                      (Zip code)

                           Citco Mutual Fund Services
                       83 General Warren Blvd., Suite 200
                                Malvern, PA 19355
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 866-207-5175

Date of fiscal year end: 10/31/2005

Date of reporting period: 1/31/2005

Item 1. Schedule of Investments.

PSA Sector Rotational Portfolio
Schedule of Investments
January 31, 2005                                             The Penn Street Fund, Inc.
----------------------------------------------------------------------------------------

                                                                 Shares    Market Value
                                                                 ------    ------------

COMMON STOCKS - 95.93%
  Agricultural Operations - 1.83%
    Cummins, Inc.                                                 1,800     $   139,806
                                                                            -----------

  Apparel - 2.77%
    Coach, Inc.*                                                  1,600          89,760
    Nike, Inc.                                                    1,400         121,282
                                                                            -----------
                                                                                211,042
                                                                            -----------

  Auto Manufacturers - 3.85%
    Harley-Davidson, Inc.                                         2,300         138,253
    Paccar, Inc.                                                  2,200         155,452
                                                                            -----------
                                                                                293,705
                                                                            -----------

  Auto Parts & Equipment - 1.40%
    Johnson Controls, Inc.                                        1,800         106,488
                                                                            -----------

  Banks - 1.94%
    Wachovia Corp.                                                2,700         148,095
                                                                            -----------

  Computer Software & Services - 6.10%
    Apple Computers*                                              2,200         169,180
    Computer Sciences Corp.*                                      2,500         128,800
    Dell, Inc.*                                                   4,000         167,040
                                                                            -----------
                                                                                465,020
                                                                            -----------

  Consumer Products - 1.21%
    Fortune Brands, Inc.                                          1,100          92,378
                                                                            -----------

  Chemicals - 1.95%
    The Dow Chemical Co.                                          3,000         149,100
                                                                            -----------

  Cosmetics & Toiletries - 3.34%
    Johnson & Johnson                                             2,700         174,690
    Procter & Gamble Co.                                          1,500          79,845
                                                                            -----------
                                                                                254,535
                                                                            -----------

  Defense/Aerospace - 1.91%
    Rockwell Collins, Inc.                                        3,400         145,860
                                                                            -----------

  Diversified Manufacturing - 1.51%
    Eaton Corp.                                                   1,700         115,583
                                                                            -----------

  Electric - 1.32%
    PNM Resources, Inc.                                           4,000         100,920
                                                                            -----------

  Engines - 1.27%
    Archer-Daniels-Midland Co.                                    4,000          96,800
                                                                            -----------

  Financial Services - 15.12%
    AMBAC Financial Group, Inc.                                   1,300          99,944
    American Express Co.                                          3,000         160,050
    Bear Stearns Cos., Inc.                                       1,400         141,484
    Capital One Financial Corp.                                     800          62,624
    Doral Financial Corp.                                         1,000          43,250
    Golden West Financial Corp.                                   2,600         168,012
    Goldman Sachs Group, Inc.                                     1,750         188,738
    Lehman Brothers                                               1,500         136,785
    Wells Fargo & Co.                                             2,500         153,250
                                                                            -----------
                                                                              1,154,137
                                                                            -----------

  Food & Beverages - 2.30%
    Hershey Foods Corp.                                           3,000         175,470
                                                                            -----------

  Healthcare-Services - 4.31%
    Coventry Health Care, Inc.*                                   1,300          73,970
    UnitedHealth Group, Inc.                                      1,500         133,350
    WellPoint, Inc.*                                              1,000         121,500
                                                                            -----------
                                                                                328,820
                                                                            -----------

  Home Builders - 3.34%
    D.R. Horton, Inc.                                             3,000         119,340
    KB Home                                                       1,250         135,813
                                                                            -----------
                                                                                255,153
                                                                            -----------

PSA Sector Rotational Portfolio
Schedule of Investments
January 31, 2005                                             The Penn Street Fund, Inc.
----------------------------------------------------------------------------------------

                                                                 Shares    Market Value
                                                                 ------    ------------

  Insurance - 5.52%
    AFLAC, Inc.                                                   2,500          98,775
    CHUBB Corp.                                                   2,400         178,752
    MBIA, Inc.                                                    2,400         143,376
                                                                            -----------
                                                                                420,903
                                                                            -----------

  Iron & Steel Production - 2.94%
    Nucor Corp.                                                   4,000         224,640
                                                                            -----------

  Machinery - 1.37%
    Deere & Co.                                                   1,500         104,145
                                                                            -----------

  Metal Fabricate & Hardware - 1.96%
    Phelps Dodge Corp.                                            1,550         149,265
                                                                            -----------

  Oil & Gas - 16.10%
    Anadarko Petroleum Corp.                                      2,200         145,662
    Burlington Resources, Inc.                                    3,400         148,614
    Chevron Texaco Corp.                                          3,300         179,520
    ConocoPhillips                                                1,800         167,022
    Exxon Mobil Corp.                                             3,200         165,120
    Occidental Petroleum Corp.                                    2,800         163,464
    Oneok, Inc.                                                   4,800         132,960
    Sempra Energy                                                 3,400         126,548
                                                                            -----------
                                                                              1,228,910
                                                                            -----------

  Retail - 4.49%
    American Eagle Outfitters, Inc.                               3,500         177,800
    Home Depot, Inc.                                              4,000         165,040
                                                                            -----------
                                                                                342,840
                                                                            -----------

  Robotics - 0.74%
    Rockwell Automation, Inc.                                     1,000          56,650
                                                                            -----------

  Telecommunications - 1.70%
    Harris Corp.                                                  2,000         129,540
                                                                            -----------

  Tools - 1.08%
    Black & Decker Corp.                                          1,000          82,400
                                                                            -----------

  Transportation Services - 4.56%
    FedEx Corp.                                                   1,000          95,650
    J.B. Hunt Transport Services, Inc.                            2,000          88,240
    Norfolk Southern Corp.                                        4,700         164,124
                                                                            -----------
                                                                                348,014
                                                                            -----------

  Total Common Stocks (Cost $6,048,864)                                     $ 7,320,218
                                                                            -----------

SHORT-TERM INVESTMENTS - 5.10%                                Principal
                                                              ---------

  Money Market - 5.10%
    Harleysville National Bank Money Market, 1.86%(a)           389,248     $   389,248
                                                                            -----------
  Total Short-Term Investments (Cost $389,248)                              $   389,248
                                                                            -----------


  Total Value of Investments (Cost $6,438,112) - 101.03%                    $ 7,709,466

  Liabilities in Excess of Other Assets, Net - (1.03%)                          (78,437)

                                                                            -----------
  Total Net Assets - 100.00%                                                $ 7,631,029
                                                                            ===========

*     Non-Income producing security
(a) Variable rate security, the coupon rate shown represents the rate at January 31, 2005.

    The accompanying notes are an integral part of the financial statements.

Baldwin Large Cap Growth Portfolio
Schedule of Investments
January 31, 2005                                             The Penn Street Fund, Inc.
---------------------------------------------------------------------------------------

                                                             Shares        Market Value
                                                             ------        ------------

COMMON STOCKS - 97.43%
  Apparel - 2.29%
    Coach, Inc.*                                                    750     $    42,075
                                                                            -----------

  Banks - 2.92%
    Wells Fargo & Co.                                               875          53,638
                                                                            -----------

  Biotechnology - 2.45%
    Amgen, Inc.*                                                    725          45,124
                                                                            -----------

  Chemicals - 2.46%
    Praxair, Inc.                                                 1,050          45,307
                                                                            -----------

  Computer Software & Services - 1.47%
    Affiliated Computer Services, Inc.*                             500          27,095
                                                                            -----------

  Computers - 5.60%
    Dell, Inc.*                                                     800          33,408
    Electronic Arts, Inc.*                                          575          36,995
    International Business Machines Corp.                           350          32,697
                                                                            -----------
                                                                                103,100
                                                                            -----------
  Cosmetics & Toiletries - 2.17%
    Procter & Gamble Co.                                            750          39,923
                                                                            -----------

  Diversified Manufacturing - 4.87%
    3M Co.                                                          550          46,398
    Honeywell International, Inc.                                 1,200          43,176
                                                                            -----------
                                                                                 89,574
                                                                            -----------
  Educational Services - 2.23%
    Apollo Group, Inc.*                                             525          41,050
                                                                            -----------

  Electronics & Electrical Components - 1.23%
    Dominion Resources, Inc.                                        325          22,548
                                                                            -----------

  Financial Services - 13.44%
    Citigroup, Inc.                                               1,075          52,729
    Fannie Mae                                                      650          41,977
    JPMorgan Chase & Co.                                          1,400          52,262
    MBNA Corp.                                                    1,850          49,173
    Merrill Lynch & Co., Inc.                                       850          51,059
                                                                            -----------
                                                                                247,200
                                                                            -----------
  Food & Beverages - 9.31%
    Constellation Brands, Inc.*                                     900          46,728
    Starbucks Corp.*                                                650          35,100
    Sysco Corp.                                                   1,150          40,216
    Whole Foods Market, Inc.                                        550          49,181
                                                                            -----------
                                                                                171,225
                                                                            -----------
  Healthcare - Products - 4.65%
    Medtronic, Inc.                                                 875          45,929
    Varian Medical Systems, Inc.*                                 1,050          39,617
                                                                            -----------
                                                                                 85,546
                                                                            -----------
  Healthcare - Services - 2.31%
    WellPoint Health Networks, Inc.*                                350          42,525
                                                                            -----------

  Insurance - 2.97%
    American International Group, Inc.                              825          54,689
                                                                            -----------

  Internet Software & Services - 1.52%
    Symantec Corp.*                                               1,200          28,020
                                                                            -----------

Baldwin Large Cap Growth Portfolio
Schedule of Investments
January 31, 2005                                             The Penn Street Fund, Inc.
---------------------------------------------------------------------------------------

                                                                Shares     Market Value
                                                                ------     ------------
  Multimedia - 2.06%
    Comcast Corp.*                                                1,175        $ 37,823
                                                                            -----------

  Office & Business Equipment - 1.47%
    Xerox Corp.*                                                  1,700          26,996
                                                                            -----------

  Oil & Gas - 8.55%
    Apache Corp.                                                    975          53,059
    Exxon Mobil Corp.                                               900          46,440
    Schlumberger Ltd.                                               850          57,834
                                                                            -----------
                                                                                157,333
                                                                            -----------

  Pharmaceuticals - 4.19%
    Pfizer, Inc.                                                  1,350          32,616
    Teva Pharmaceutical Industries Ltd. ADR - Israel              1,550          44,532
                                                                            -----------
                                                                                 77,148
                                                                            -----------

  Retail - 3.83%
    Target Corp.                                                    775          39,347
    Williams-Sonoma, Inc.*                                          900          31,140
                                                                            -----------
                                                                                 70,487
                                                                            -----------

  Semiconductors - 7.94%
    Analog Devices, Inc.                                            625          22,431
    Intel Corp.                                                   1,175          26,379
    KLA - Tencor Corp.*                                             550          25,437
    L-3 Communications Holdings, Inc.                               625          44,631
    Texas Instruments, Inc.                                       1,175          27,272
                                                                            -----------
                                                                                146,150
                                                                            -----------

  Telecommunications - 4.90%
    Cisco Systems, Inc.*                                          1,225          22,099
    Nextel Communications, Inc.*                                    925          26,538
    Vodafone Group PLC ADR - Great Britian                        1,600          41,568
                                                                            -----------
                                                                                 90,205
                                                                            -----------

  Transportation Services - 2.60%
    FedEx Corp.                                                     500          47,825
                                                                            -----------

  Total Common Stocks (Cost $1,455,727)                                       1,792,606
                                                                            -----------

SHORT-TERM INVESTMENTS - 2.32%                                 Principal
                                                               ---------
  Money Market
    Harleysville National Bank Money Market, 1.86%(a)            42,678          42,678
                                                                            -----------
  Total Short-Term Investments (Cost $42,678)                                    42,678
                                                                            -----------


Total Value of Investments (Cost $1,498,405) - 99.75%                         1,835,284

Other Assets in Excess of Liabilities - 0.25%                                     4,572

                                                                            -----------
Total Net Assets - 100.00%                                                  $ 1,839,856
                                                                            ===========

*     Non-Income producing security
(a) Variable rate security, the coupon rate shown represents the rate at January 31, 2004.

   The accompanying notes are an integral part of the financial statements.

Berkshire Select Equity Portfolio
Schedule of Investments
January 31, 2005                                              The Penn Street Fund, Inc.
----------------------------------------------------------------------------------------

                                                                   Shares   Market Value
                                                                   ------   ------------

COMMON STOCKS - 97.92%
  Aerospace & Defense - 1.92%
    Boeing Co.                                                        200   $    10,120
    United Technologies Corp.                                         100        10,068
                                                                            -----------
                                                                                 20,188
                                                                            -----------
  Auto Manufacturers - 2.45%
    General Motors Acceptance Corp.                                   700        25,767
                                                                            -----------

  Banks - 5.21%
    JPMorgan Chase & Co.                                              900        33,597
    MBNA Corp.                                                        800        21,264
                                                                            -----------
                                                                                 54,861
                                                                            -----------

  Building Materials - 1.05%
    Masco Corp.                                                       300        11,040
                                                                            -----------

  Chemicals - 5.91%
    The Dow Chemical Co.                                              200         9,940
    E.I. Du Pont de Nemours & Co.                                   1,100        52,316
                                                                            -----------
                                                                                 62,256
                                                                            -----------
  Computer Software & Services - 1.50%
    Microsoft Corp.                                                   600        15,768
                                                                            -----------

  Computers - 2.19%
    Hewlett-Packard Co.                                               700        13,713
    International Business Machines Corp.                             100         9,342
                                                                            -----------
                                                                                 23,055
                                                                            -----------

  Consumer Products - 6.85%
    Altria Group, Inc.                                              1,000        63,830
    Fortune Brands, Inc.                                              100         8,398
                                                                            -----------
                                                                                 72,228
                                                                            -----------

  Cosmetics & Toiletries - 6.47%
    Colgate-Palmolive Co.                                             500        26,270
    Kimberly-Clark Corp.                                              300        19,653
    Marathon Oil Corp.                                                300        11,619
    Procter & Gamble Co.                                              200        10,646
                                                                            -----------
                                                                                 68,188
                                                                            -----------

  Diversified Manufacturing - 7.42%
    3M Co.                                                            200        16,872
    General Electric Co.                                            1,400        50,582
    Honeywell International, Inc.                                     300        10,794
                                                                            -----------
                                                                                 78,248
                                                                            -----------

  Financial Services - 8.00%
    Citigroup, Inc.                                                 1,200        58,860
    Countrywide Financial Corp.                                       200         7,400
    Merrill Lynch & Co., Inc.                                         300        18,021
                                                                            -----------
                                                                                 84,281
                                                                            -----------

  Food & Beverages - 2.80%
    Coca-Cola Co.                                                     200         8,298
    General Mills, Inc.                                               300        15,897
    PepsiCo, Inc.                                                     100         5,370
                                                                            -----------
                                                                                 29,565
                                                                            -----------

  Insurance - 9.31%
    American International Group, Inc.                                150         9,944
    Hartford Financial Services Group, Inc.                           500        33,645
    ING Groep N.V. ADR                                                500        14,430
    Marsh & McLennan                                                  500        16,250
    MetLife, Inc.                                                     600        23,850
                                                                            -----------
                                                                                 98,119
                                                                            -----------

  Machinery - 4.70%
    Caterpillar, Inc.                                                 400        35,640
    Deere & Co.                                                       200        13,886
                                                                            -----------
                                                                                 49,526
                                                                            -----------

Berkshire Select Equity Portfolio
Schedule of Investments
January 31, 2005                                             The Penn Street Fund, Inc.
---------------------------------------------------------------------------------------

                                                                   Shares   Market Value
                                                                   ------   ------------


  Medical Products - 4.10%
    Bristol-Myers Squibb Co.                                          600        14,064
    Eli Lilly & Co.                                                   300        16,272
    Johnson & Johnson                                                 200        12,940
                                                                            -----------
                                                                                 43,276
                                                                            -----------

  Multimedia - 1.63%
    Walt Disney Co.                                                   600        17,178
                                                                            -----------

  Oil & Gas - 6.34%
    Burlington Resources, Inc.                                        200         8,742
    ChevronTexaco Corp.                                               100         5,440
    ConocoPhillips                                                    200        18,558
    Devon Energy Corp.                                                200         8,134
    ExxonMobil Corp.                                                  200        10,320
    Valero Energy Corp.                                               300        15,609
                                                                            -----------
                                                                                 66,803
                                                                            -----------

  Paper Products - 1.11%
    International Paper Co.                                           300        11,745
                                                                            -----------

  Pharmaceuticals - 6.61%
    Medco Health Solutions, Inc.*                                      24         1,021
    Merck & Co, Inc.                                                1,500        42,075
    Pfizer, Inc.                                                    1,100        26,576
                                                                            -----------
                                                                                 69,672
                                                                            -----------

  Retail - 4.18%
    Home Depot, Inc.                                                  500        20,630
    McDonald's Corp.                                                  400        12,956
    Wal-Mart Stores, Inc.                                             200        10,480
                                                                            -----------
                                                                                 44,066
                                                                            -----------

  Semiconductors - 2.77%
    Intel Corp.                                                     1,300        29,185
                                                                            -----------

  Telecommunications - 5.40%
    AT&T Corp.                                                        500         9,595
    BellSouth Corp.                                                   900        23,616
    SBC Communications, Inc.                                        1,000        23,760
                                                                            -----------
                                                                                 56,971
                                                                            -----------

  Total Common Stocks (Cost $999,260)                                         1,031,986
                                                                            -----------

SHORT-TERM INVESTMENTS - 2.17%                                  Principal
                                                                ---------
  Money Market
    Harleysville National Bank Money Market, 1.86%(a)              22,929        22,929
                                                                            -----------
  Total Short-Term Investments (Cost $22,929)                                    22,929
                                                                            -----------


Total Value of Investments (Cost $1,022,189) - 100.09%                        1,054,915

Liabilities in Excess of Other Assets, Net - (0.09%)                               (967)

                                                                            -----------
Total Net Assets - 100.00%                                                  $ 1,053,948
                                                                            ===========

*     Non-Income producing security
ADR   American Depository Receipt
(a) Variable rate security, the coupon rate shown represents the rate at January 31, 2005


    The accompanying notes are an integral part of the financial statements.

Cumberland Taxable Income Portfolio
Schedule of Investments
January 31, 2005                                                     The Penn Street Fund, Inc.
-----------------------------------------------------------------------------------------------
                                                                                        Market
                                                                           Principal    Value
                                                                           ---------   --------
MUNICIPAL BONDS - 54.51%
  Canada - 3.08%
    Province of Ontario, 3.375%, due 01/15/2008                              50,000    $ 49,550
                                                                                       --------

  Connecticut - 4.20%
    City of Bridgeport,  4.95%, due 09/15/2013                               65,000      67,538
                                                                                       --------

  Florida - 10.25%
    Broward County, 8.01% due 09/01/2017                                    100,000     109,881
    Hillsborough County, 6.50%, due 06/01/2017                               50,000      55,125
                                                                                       --------
                                                                                        165,006
                                                                                       --------

  Geogia - 5.14%
    Atlanta & Fulton County Recreation Authority, 7.00% due 12/01/2028       75,000      82,763
                                                                                       --------

  Illinios - 6.22%
    Illinois Student Assistance Commission, VRN due 09/01/2036              100,000     100,000
                                                                                       --------

  Pennsylvania - 18.94%
    City of Allentown, 3.41% due 10/01/2009                                 100,000      96,766
    City of Wilkes-Barre, 6.60% due 03/01/2014                              100,000     107,906
    Pennsylvania Higher Education Assistance Agency, VRN due 10/01/2042     100,000     100,000
                                                                                       --------
                                                                                        304,672
                                                                                       --------

  Texas - 6.68%
    State of Texas, 7.25% due 12/01/2027                                    100,000     107,517
                                                                                       --------
  Total Municipal Bonds (Cost $883,008)                                                 877,046
                                                                                       --------


U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS - 22.36%
  Federal Home Loan Mortgage Corp. - 11.25%
    Freddie Mac, 5.00% due 12/15/2014                                        43,536      43,968
    Freddie Mac, 4.25% due 03/15/2031                                        72,347      71,874
    Freddie Mac, 4.50% due 02/15/2020                                        65,151      65,206
                                                                                       --------
                                                                                        181,048
                                                                                       --------

  Government National Mortgage Association - 10.11%
    GNMA Series 2004-22, 3.47%, due 04/20/2034                               64,837      63,950
    GNMA 2004-42JC, 5.50% due 06/20/2034                                     98,951      98,784
                                                                                       --------
                                                                                        162,734
                                                                                       --------

  Total U.S. Government & Government Agency Obligations (Cost $345,221)                 343,782
                                                                                       --------

PREFERRED STOCKS - 15.97%                                                   Shares   Market Value
                                                                            ------   ------------
  Municipal - 15.97%
    County of San Diego, 6.125% due 08/15/2032                               10,000     257,000
                                                                                        -------

  Total Preferred Stocks (Cost $250,000)                                                257,000
                                                                                        -------

COLLATERALIZED MORTGAGE SECURITIES - 5.84%
  Asset-Backed - 5.84%
    Countrywide Home Loans,  5.50% due 12/25/2034                            92,770      94,004
                                                                                        -------

  Total Collateralized Mortgage Securities (Cost $94,567)                                94,004
                                                                                        -------

SHORT-TERM INVESTMENTS - 1.20%                                            Principal  Market Value
                                                                          ---------  ------------
  Money Market
    Harleysville National Bank Money Market, 1.71%(a)                        19,278      19,278
                                                                                    -----------
  Total Short-Term Investments (Cost $19,278)                                            19,278
                                                                                    -----------


Total Value of Investments (Cost $1,592,025) - 98.88%                               $ 1,591,109

Other Assets in Excess of Liabilities - 1.12%                                            18,007
                                                                                    -----------
Total Net Assets - 100.00%                                                          $ 1,609,116
                                                                                    ===========

(a) Variable rate security, the coupon rate shown represents the rate at January 31, 2005.

    The accompanying notes are an integral part of the financial statements.

McGlinn Balanced Portfolio
Schedule of Investments
January 31, 2005
-----------------------------------------------------------------------------------------------

                                                                       Shares      Market Value
                                                                       ------      ------------
COMMON STOCKS - 56.55%
  Aerospace & Defense - 1.59%
    Lockheed Martin Corp.                                                300        $    17,343
                                                                                    -----------

  Banks - 0.85%
    Bank of America Corp.                                                200              9,274
                                                                                    -----------

  Chemicals - 0.87%
    E.I. Du Pont de Nemours & Co.                                        200              9,512
                                                                                    -----------

  Computer Software & Services - 1.26%
    Oracle Corp.*                                                      1,000             13,770
                                                                                    -----------

  Computers - 3.58%
    Hewlett-Packard Co.                                                  600             11,754
    International Business Machines Corp.                                200             18,684
    Unisys Corp.*                                                      1,100              8,635
                                                                                    -----------
                                                                                         39,073
                                                                                    -----------

  Cosmetics & Toiletries - 0.48%
    Colgate-Palmolive Co.                                                100              5,254
                                                                                    -----------

  Diversified Manufacturing - 5.31%
    General Electric Co.                                                 600             21,678
    Honeywell International, Inc.                                        400             14,392
    Ingersoll-Rand Co.                                                   100              7,438
    Tyco International Ltd.                                              400             14,456
                                                                                    -----------
                                                                                         57,964
                                                                                    -----------

  Electronics & Electrical Components - 1.85%
    Emerson Electric Co.                                                 300             20,172
                                                                                    -----------

  Financial Services - 7.25%
    Citigroup, Inc.                                                      400             19,620
    Goldman Sachs Group, Inc.                                            100             10,785
    MBNA Corp.                                                           300              7,974
    Merrill Lynch & Co., Inc.                                            400             24,028
    Morgan Stanley                                                       300             16,788
                                                                                    -----------
                                                                                         79,195
                                                                                    -----------

  Food & Beverages - 3.04%
    Coca Cola Co.                                                        200              8,298
    H.J. Heinz Co.                                                       300             11,343
    Kraft Foods, Inc.                                                    400             13,592
                                                                                    -----------
                                                                                         33,233
                                                                                    -----------

  Forest Products & Paper - 1.77%
    Bowater, Inc.                                                        200              7,600
    International Paper Co.                                              300             11,745
    Neenah Paper, Inc.                                                     1                  1
                                                                                    -----------
                                                                                         19,346
                                                                                    -----------

  Insurance - 3.01%
    American International Group, Inc.                                   300             19,887
    St. Paul Travelers Co., Inc.                                         210              7,883
    UnumProvident Corp.                                                  300              5,151
                                                                                    -----------
                                                                                         32,921
                                                                                    -----------
  Medical Products - 1.07%
    Bristol-Myers Squibb Co.                                             500             11,720
                                                                                    -----------

McGlinn Balanced Portfolio
Schedule of Investments
January 31, 2005
-----------------------------------------------------------------------------------------------

                                                                       Shares      Market Value
                                                                       ------      ------------
  Metal Fabricate & Hardware - 0.81%
    Alcoa, Inc.                                                          300              8,853
                                                                                    -----------

  Multimedia - 4.18%
    Comcast Corp.*                                                       600             19,314
    Dow Jones & Co., Inc.                                                300             11,436
    Viacom, Inc.                                                         400             14,936
                                                                                    -----------
                                                                                         45,686
                                                                                    -----------

  Oil & Gas - 7.11%
    BP P.L.C.  Great Britain ADR                                         200             11,924
    Diamond Offshore Drilling                                            300             13,131
    Marathon Oil Corp.                                                   300             11,619
    Transocean, Inc.                                                     500             22,000
    Unocal Corp.                                                         400             19,028
                                                                                    -----------
                                                                                         77,702
                                                                                    -----------

  Pharmaceuticals - 2.17%
    Abbott Laboratories                                                  300             13,506
    Pfizer, Inc.                                                         420             10,147
                                                                                    -----------
                                                                                         23,653
                                                                                    -----------

  Retail - 1.45%
    Dollar General Corp.                                                 200              4,042
    OfficeMax, Inc.                                                      400             11,804
                                                                                    -----------
                                                                                         15,846
                                                                                    -----------

  Semiconductors - 2.04%
    Freescale Semiconductor, Inc.*                                        88              1,537
    Intel Corp.                                                          200              4,490
    Teradyne, Inc.*                                                      500              7,015
    Texas Instruments, Inc.                                              400              9,284
                                                                                    -----------
                                                                                         22,326
                                                                                    -----------

  Telecommunications - 6.86%
    Alltel Corp.                                                         300             16,512
    Cisco Systems, Inc.*                                                 700             12,628
    Motorola, Inc.                                                       800             12,592
    Nokia OYJ - ADR - Finland                                            700             10,696
    SBC Communications, Inc.                                             500             11,880
    Verizon Communications, Inc.                                         300             10,677
                                                                                    -----------
                                                                                         74,985
                                                                                    -----------

  Total Common Stocks (Cost $570,389)                                                   617,828
                                                                                    -----------

CORPORATE BONDS - 21.60%                                            Principal      Market Value
                                                                    ----------     ------------
  Banks - 1.90%
    Bank of America Corp., 6.25% due 4/15/2012                         5,000              5,538
    Compass Bank, 2.80% due 8/19/2009                                  4,545              4,439
    Corp Andina de Fomento CAF, 6.875% due 3/15/2012                   5,000              5,630
    Wells Fargo & Co., 5.125% due 2/15/2007                            5,000              5,149
                                                                                    -----------
                                                                                         20,756
                                                                                    -----------

  Chemicals - 0.96%
    E.I. Du Pont de Nemours & Co., 4.875% due 4/30/2014                5,000              5,129
    Nova Chemical Corp., 7.40% due 4/1/2009                            5,000              5,400
                                                                                    -----------
                                                                                         10,529
                                                                                    -----------

McGlinn Balanced Portfolio
Schedule of Investments
January 31, 2005
-----------------------------------------------------------------------------------------------

                                                                     Principal     Market Value
                                                                     ---------     ------------
  Computers - 1.06%
    Hewlett-Packard Co., 3.625% due 3/15/2008                          5,000              4,963
    International Business Machines Corp., 8.375% due 11/1/2019        5,000              6,632
                                                                                    -----------
                                                                                         11,595
                                                                                    -----------

  Financial Services - 6.95%
    Bayerische Landesbank/New York, 2.60% due 10/16/2006               5,000              4,917
    Capital One Bank, 6.875% due 2/1/2006                              3,000              3,099
    Citigroup, Inc., 5.00% due 9/15/2014                               5,000              5,076
    Core Investment Grade Bond Trust, 4.727% due 11/30/2007           10,000             10,181
    Ford Motor Credit Co., 5.625% due 10/1/2008                        5,000              5,016
    FPL Group Capital, Inc., 7.625% due 9/15/2006                      5,000              5,307
    GATX Financial Corp., 6.273% due 6/15/2011                         5,000              5,309
    General Motors Acceptance Corp., 6.125% due 9/15/2006              5,000              5,082
    Household Finance Corp., 6.75% due 5/15/2011                       5,000              5,611
    International Lease Finance Corp., 5.625% due 6/1/2007             5,000              5,201
    JPMorgan Chase & Co., 4.00% due 2/1/2008                           2,000              2,004
    Lehman Brothers Holdings, Inc., 8.25% due 6/15/2007                5,000              5,512
    Merrill Lynch & Co., Inc., 4.75% due 11/20/2009                    5,000              5,108
    Morgan Stanley, 6.60% due 4/1/2012                                 3,000              3,351
    SLM Corp., 5.00% due 10/1/2013                                     5,000              5,099
                                                                                    -----------
                                                                                         75,873
                                                                                    -----------

  Food & Beverages - 0.50%
    Kraft Foods, Inc., 6.25% due 6/1/2012                              5,000              5,501
                                                                                    -----------

  Forest Products & Paper - 0.95%
    Abitibi-Consolidated, Inc., 6.95% due 12/15/2006                   5,000              5,156
    Georgia-Pacific Corp., 7.50% due 5/15/2006                         5,000              5,206
                                                                                    -----------
                                                                                         10,362
                                                                                    -----------

  Healthcare - Services - 0.52%
    HCA, Inc., 8.75% due 9/1/2010                                      5,000              5,692
                                                                                    -----------

  Multimedia - 1.54%
    AOL Time Warner, Inc., 6.75% due 4/15/2011                         5,000              5,679
    Comcast Cable Communications, 6.75% due 1/30/2011                  5,000              5,595
    Walt Disney Co., 6.375% due 03/1/2012                              5,000              5,555
                                                                                    -----------
                                                                                         16,829
                                                                                    -----------

  Oil & Gas - 1.43%
    Conoco Funding Co., 5.45% due 10/15/2006                          10,000             10,313
    Pemex Project Funding Master Trust, 6.125% due 8/15/2008           5,000              5,253
                                                                                    -----------
                                                                                         15,566
                                                                                    -----------

  Special Purpose - 0.50%
    AIG SunAmerica Global Financing, 6.30% due 5/10/2011               5,000              5,451
                                                                                    -----------

  Telecommunications - 2.88%
    Deutsche Telekom International Finance, 8.50% due 6/15/2010        3,000              3,561
    Sprint Capital Corp., 7.125% due 1/30/2006                         6,000              6,209
    Verizon Global Funding Corp., 7.375% due 9/1/2012                 10,000             11,734
    Verizon Wireless Capital Corp., 1.81% due 5/23/2005               10,000              9,998
                                                                                    -----------
                                                                                         31,502
                                                                                    -----------

  Transportation - 0.47%
    CSX Corp., 4.875% due 11/1/2009                                    5,000              5,111
                                                                                    -----------

McGlinn Balanced Portfolio
Schedule of Investments
January 31, 2005
-----------------------------------------------------------------------------------------------

                                                                     Principal     Market Value
                                                                     ---------     ------------
  Utilities - 1.94%
    American Electric Power Co., Inc., 5.375% due 3/15/2010            5,000              5,208
    Duke Energy Corp., 5.30% due 10/1/2015                             5,000              5,175
    FirstEnergy Corp., 5.50% due 11/15/2006                            5,000              5,141
    SCANA Corp., 6.875% due 5/15/2011                                  5,000              5,657
                                                                                    -----------
                                                                                         21,181
                                                                                    -----------


  Total Corporate Bonds (Cost $233,946)                                                 235,949
                                                                                    -----------

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS - 7.83%
  Federal Home Loan Bank - 0.91%
    Federal Home Loan Bank, 2.75% due 12/15/2006                      10,000              9,894
                                                                                    -----------

  Federal Home Loan Mortgage Corp. - 0.42%
    Freddie Mac (Gold) Pool M90919, 4.00% due 5/1/2009                 4,562              4,564
                                                                                    -----------

  Federal National Mortgage Association - 1.40%
    Fannie Mae, 4.75% due 1/2/2007                                     5,000              5,106
    Fannie Mae, 5.25% due 6/15/2006                                   10,000             10,258
                                                                                    -----------
                                                                                         15,364
                                                                                    -----------

  United States Treasury Notes - 5.10%
    U.S. Treasury Note, 1.25% due 5/31/2005                           25,000             24,897
    U.S. Treasury Note, 3.875% due 2/15/2013                          20,000             19,795
    U.S. Treasury Note, 5.75% due 8/15/2010                           10,000             10,988
                                                                                    -----------
                                                                                         55,680
                                                                                    -----------

  Total U.S. Government & Government Agency Obligations (Cost $86,416)              $    85,502
                                                                                    -----------

WARRANTS - 0.00%                                                      Shares       Market Value
                                                                      ------       ------------
    Washington Mutual, Inc., Litigation Tracking Warrant*
    Expiration 11/22/2005                                                300                 51
                                                                                    -----------
  Total Warrants (Cost $44)                                                                  51
                                                                                    -----------

SHORT-TERM INVESTMENTS - 13.51%                                    Principal
                                                                   ---------
  Money Market
    Harleysville National Bank Money Market, 1.86%(a)                147,589        $   147,589
                                                                                    -----------
  Total Short-Term Investments (Cost $147,589)                                      $   147,589
                                                                                    -----------


Total Value of Investments (Cost $1,038,384) - 99.49%                               $ 1,086,919

Assets in Excess of Other Liabilities, Net - 0.51%                                        5,589
                                                                                    -----------
Total Net Assets - 100.00%                                                          $ 1,092,508
                                                                                    ===========

*     Non-Income producing security
ADR   American Depository Receipt
(a) Variable rate security, the coupon rate shown represents the rate at January 31, 2005.

    The accompanying notes are an integral part of the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Penn Street Fund, Inc.


By /s/ G. Michael Mara
      ---------------------------------------
             G. Michael Mara, President

Date March 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ G. Michael Mara
      ---------------------------------------
          G. Michael Mara, President

Date March 30, 2005


By /s/ Paul Giorgio
      ---------------------------------------
              Paul Giorgio, Treasurer

Date March 30, 2005